Funded Status (Detail) - Foreign Plan - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (37,759)	$ (32,906)
Fair value of plan assets	32,423	24,876	$ 23,367
Funded status	(5,336)	(8,030)
Non-current other liabilities (note 8)	(5,336)	(8,030)
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(5,927)	(6,928)
Fair value of plan assets	5,202	6,006	$ 5,350
Funded status	(725)	(922)
Non-current other liabilities (note 8)	$ (725)	$ (922)